Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
16.
Fair Value Measurements

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2024 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	—	5,502	—
	$—	$5,502	$—

Financial liabilities measured at fair value:
Warrant liabilities	1,401	—	—
Liability for share-based compensation (1)	—	—	4,394
	$1,401	$—	$4,394

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2023 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	—	10,427	—
	$—	$10,427	$—

Financial liabilities measured at fair value:
Contingent consideration payable	$—	$—	$18,706
Warrant liabilities	1,423	—	—
Liability for share-based compensation (1)	—	—	5,809
	$1,423	$—	$24,515

(1)
As of December 31, 2024 and 2023, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction (Note 1).

At December 31, 2024, the contingent consideration payable of $8,395 was no longer a level 3 fair value recurring measurement due to the achievement of the financial performance targets associated with a prior period acquisition. There were no other transfers between levels during the year ended December 31, 2024, and no transfers between levels during the year ended December 31, 2023. A reconciliation of the movements in level 3 financial instruments in the year are shown in Note 14 as it relates to Liability for share-based compensation and Note 11 as it relates to Contingent consideration payable.

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%

As at December 31, 2024, the Company considers the carrying value of cash and cash equivalents, customer accounts and other restricted cash, accounts receivable, settlement receivables, prepaid expenses and other current assets, accounts payable and other liabilities, contingent consideration payable and funds payable and amounts due to customers to approximate fair value given the short-term nature of these items. At December 31, 2024, the aggregate fair value of debt (a Level 2 measurement) based on market yields for similar debt facilities and observable trading data related to the Company’s debt securities approximated carrying value.